CASH AND RESTRICTED CASH	9 Months Ended
Sep. 30, 2019
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

5     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the condensed consolidated balance sheets to the amounts in the condensed consolidated statements of cash flows is as follows:

	As at	As at
	December 31,	September 30,
	2018	2019

Cash	2,161,622	5,752,790
Restricted cash - current assets	87	—
Restricted cash - non-current assets	123,039	109,049

Total cash and restricted cash shown in the condensed consolidated statements of cash flows	2,284,748	5,861,839

Restricted cash included in non-current assets was to secure the repayment of long-term bank borrowings and related interests.